Note 2 - Summary of Significant Accounting Policies (Details) - Weighted-Average Anti-Dilutive Common Share Equivalents	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive Securities	2,146,755	17,183,448	34,453,893	35,209,190
Preferred Stock Series A [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive Securities			921,000	3,684,000
Preferred Stock Series C [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive Securities			3,416,692	3,416,692
Preferred Stock Series D [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive Securities			6,000,000	6,000,000
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive Securities			6,712,123	3,375,000
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive Securities	1,000,000	2,465,507	2,561,137	4,403,556
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-Dilutive Securities	1,146,755	14,717,941	14,842,941	14,329,942